SCHEDULE OF PREFERRED STOCK ISSUED (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Total	22,268,895	3,084,532
Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Total	7,020	7,020
Series A1A Preferred Stock [Member]
Class of Stock [Line Items]
Total	715,484	1,169,845
Series A2 Preferred Stock [Member]
Class of Stock [Line Items]
Total	574,068	634,978
Series A4 Preferred Stock [Member]
Class of Stock [Line Items]
Total	2,064,757	10,615
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Total	13,407,566	1,262,074
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Total	5,500,000